Revenue (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of net sales disaggregated by product category
The following table represents net sales disaggregated by product category:

	Three Months Ended		Nine Months Ended
Product Category	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Pipes, valves & fittings products	$943.4	$683.9	$2,536.2	$1,844.2
Storm drainage products	206.3	136.2	508.8	382.8
Fire protection products	152.4	104.6	409.0	313.8
Meter products	102.7	87.8	303.5	269.7

Total Net Sales	$1,404.8	$1,012.5	$3,757.5	$2,810.5

The following table represents net sales disaggregated by product category:

	Fiscal Years Ended
Product Category	January 31, 2021	February 2, 2020	February 3, 2019
Pipes, valves, & fittings products	$2,373.1	$2,164.2	$2,159.3
Storm drainage products	489.5	454.5	417.4
Fire protection products	413.9	387.3	292.6
Meter products	365.8	382.6	332.3

Total Net Sales	$3,642.3	$3,388.6	$3,201.6